General and Administrative Expenses (Details Narrative) (USD $) In Thousands, unless otherwise specified	6 Months Ended	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2014
General And Administrative Expenses Details Narrative
General and administrative expense	$ 676	$ 23,385
Restricted stock amortization		$ 17,579